Other Income (Expense) - Summary of Other Income (Expense) (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Disclosure of other operating income [line items]
Interest income	$ 8,455	$ 4,396	$ 17,263	$ 10,134
Dividend income	287	481	526	1,181
Foreign exchange gain (loss)	(1,379)	48	(1,532)	622
Gain (loss) on fair value adjustment of share purchase warrants held	2,134	197	2,757	380
Other	239	0	(1,758)	0
Total other income (expense)	$ 9,736	$ 5,122	$ 17,256	$ 12,317